Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

WRITER’S DIRECT DIAL NUMBER: (617) 951-7439

May 21, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   Sterling Capital Funds, File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

On behalf of Sterling Capital Funds, accompanying this letter for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), are interactive data files relating to a supplement filed with the Securities and Exchange Commission on May 7, 2014 under Rule 497(e), to the following:

•	Sterling Capital Funds Class A, Class B and Class C Shares Prospectus, dated February 1, 2014, as amended.

•	Sterling Capital Funds Institutional and Class R Shares Prospectus, dated February 1, 2014, as amended.

The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Please call me at 617.951.7439 if you have any questions regarding this filing.

Sincerely,

/s/ Thomas Hiller
Thomas Hiller